Share-Based Compensation - Summary of Recorded Share-based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 1,211,000	$ 85,000	$ 2,047,000	$ 235,000
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	592,000	58,000	893,000	142,000
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation	$ 619,000	$ 27,000	$ 1,154,000	$ 93,000